EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
NOTE 9.    EARNINGS PER SHARE
The following table presents our basic and diluted earnings per share for the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
	(in thousands, except per share amounts)
Basic EPS Calculation:
Numerator
Income (loss) from continuing operations attributable to Key	$112,142	$(21,258)	$(102,214)
Income (loss) from discontinued operations, net of tax	(10,681)	94,753	(53,907)
Income (loss) attributable to Key	$101,461	$73,495	$(156,121)
Denominator
Weighted average shares outstanding	145,909	129,368	121,072
Basic earnings (loss) per share from continuing operations attributable to Key	$0.77	$(0.16)	$(0.84)
Basic earnings (loss) per share from discontinued operations	(0.07)	0.73	(0.45)
Basic earnings (loss) per share attributable to Key	$0.70	$0.57	$(1.29)
Diluted EPS Calculation:
Numerator
Income (loss) from continuing operations attributable to Key	$112,142	$(21,258)	$(102,214)
Income (loss) from discontinued operations, net of tax	(10,681)	94,753	(53,907)
Income (loss) attributable to Key	$101,461	$73,495	$(156,121)
Denominator
Weighted average shares outstanding	145,909	129,368	121,072
Stock options	201	—	—
Warrants	48	—	—
Stock appreciation rights	59	—	—
Total	146,217	129,368	121,072
Diluted earnings (loss) per share from continuing operations attributable to Key	$0.76	$(0.16)	$(0.84)
Diluted earnings (loss) per share from discontinued operations	(0.07)	0.73	(0.45)
Diluted earnings (loss) per share attributable to Key	$0.69	$0.57	$(1.29)

Stock options, warrants and SARs are included in the computation of diluted earnings per share using the treasury stock method. Restricted stock awards are legally considered issued and outstanding when granted and are included in basic weighted average shares outstanding. The diluted earnings per share calculation for the years ended December 31, 2011, 2010 and 2009 excludes the potential exercise of 1.3 million, 2.8 million and 3.5 million stock options, respectively, because the effect would be anti-dilutive. For 2011, these options were considered anti-dilutive because the exercise prices exceeded the average price of our stock. None of our SARs were anti-dilutive for the year ended December 31, 2011. The diluted earnings per share calculation for the years ended December 31, 2010 and 2009 each exclude the potential exercise of 0.4 million SARs because the effects of such exercises on earnings per share in those periods would be anti-dilutive. For 2010 and 2009, these options and SARs would be anti-dilutive because of our net loss from continuing operations in those years.